Borrowings, Borrowings Current and Non-Current (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Bank borrowings	$ 252,556	$ 174,004
Sales and leaseback liabilities (accounted for as financing transaction)	64,506	57,305
Other lease liabilities	19,233	36,019
Current borrowings	336,295	267,328
Non-current [Abstract]
Loans from non-related parties	0	0
Bank borrowings	322,820	398,507
Sales and leaseback liabilities (accounted for as financing transaction)	461,924	622,174
Other lease liabilities	1,210	4,342
Non-current borrowings	785,954	1,025,023
Total borrowings	$ 1,122,249	$ 1,292,351